Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Period-end: $: RMB exchange rate [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	6.898	7.2567
Period average: $: RMB exchange rate [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	7.1019	7.2163	7.1671